DEFERRED REVENUES - Summary of Deferred Revenues (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred revenues, total	€ 3,848	€ 3,627
Less long term portion	(440)	(926)
Deferred revenues, current portion	3,408	2,701
Maintenance [Member]
Deferred revenues, total	1,624	1,761
RPP [Member]
Deferred revenues, total	315	255
Sale of Devices [Member]
Deferred revenues, total	114	135
Extension of Warranty [Member]
Deferred revenues, total	740	782	€ 837
Research and Development Grants [Member]
Deferred revenues, total	€ 1,055	€ 693